Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 34,751	$ 30,708
Amounts receivable	1,688	2,478
Prepaid expenses and other	1,179	1,269
Derivative assets	587	0
Inventories	111,772	102,261
Total current assets	149,977	136,716
Reclamation deposit	250	250
Derivative assets	200	1,670
Property, plant and equipment	672,268	841,241
Total assets	822,695	979,877
Current liabilities
Accounts payable and accrued liabilities	47,319	48,295
Derivative liabilities	0	653
Decommissioning and restoration liability	2,445	0
Lease liabilities	811	0
Income taxes payable	0	574
Total current liabilities	50,575	49,522
Secured notes payable	378,869	408,144
Lease liabilities	1,034	0
Decommissioning and restoration liability	56,071	54,922
Deferred income tax liabilities	0	3,174
Shareholders' equity:
Share capital	631,224	629,796
Share-based payments reserve	6,111	6,750
Deficit	(302,523)	(173,765)
Accumulated other comprehensive income	1,334	1,334
Total shareholders' equity	336,146	464,115
Total liabilities and shareholders' equity	$ 822,695	$ 979,877